Investment in joint venture (Tables)	12 Months Ended
Mar. 31, 2020
Investment in joint venture
Summarized financial position and profit or loss of ANN

Summarized statement of financial position of ANN:

	March 31,
	2019	2020
Current assets, including cash and cash equivalents INR 270 (March 31, 2019: INR 5,779)	8,573	2,615
Non-current assets	168	72
Current liabilities	(69,327)	(77,863)
Non-current liabilities	(156)	(134)
Equity	(60,742)	(75,310)
Group’s carrying amount of the investment	(30,371)	(37,655)
Transferred to other liabilities (refer to Note 38)	30,371	37,655
Net carrying amount of investment	—	—

Summarized statement of profit or loss of ANN:

	March 31,
	2018	2019	2020
Revenue	12,181	14,110	8,688
Administrative expenses, including depreciation INR 96 (March 31, 2019: INR 146 and March 31, 2018: INR 173)	(33,215)	(37,817)	(25,322)
Finance cost	(84)	(1,836)	(4,934)
Loss before tax	(21,118)	(25,543)	(21,568)
Income tax expense	—	—	—
Loss for the year	(21,118)	(25,543)	(21,568)
Group’s share of loss for the year	(10,559)	(12,772)	(10,784)